Eaton Vance

California Municipal Income Trust

February 28, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 1.2%

Security	Principal Amount (000’s omitted)	Value
Other — 1.2%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$1,040	$1,248,437

Total Corporate Bonds & Notes — 1.2% (identified cost $1,040,000)		$1,248,437

Tax-Exempt Municipal Obligations — 137.2%

Security	Principal Amount (000’s omitted)	Value
Education — 11.9%
California State University, 5.00%, 11/1/41(2)	$6,275	$7,425,458
University of California, 5.00%, 5/15/46(2)	4,075	4,828,712

		$12,254,170

Electric Utilities — 4.7%
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/42(2)	$4,000	$4,833,920

		$4,833,920

Escrowed/Prerefunded — 6.9%
California Educational Facilities Authority, (Harvey Mudd College):
Prerefunded to 12/1/21, 5.25%, 12/1/31	$195	$202,499
Prerefunded to 12/1/21, 5.25%, 12/1/36	330	342,692
California Educational Facilities Authority, (University of San Francisco):
Prerefunded to 10/1/21, 6.125%, 10/1/36	120	124,145
Prerefunded to 10/1/21, 6.125%, 10/1/36	115	118,903
California Health Facilities Financing Authority, (Sutter Health), Prerefunded to 11/15/26, 5.00%, 11/15/46(2)	2,445	3,030,186
California Municipal Finance Authority, (University of San Diego):
Prerefunded to 10/1/21, 5.00%, 10/1/31	415	426,674
Prerefunded to 10/1/21, 5.00%, 10/1/35	285	293,017
Prerefunded to 10/1/21, 5.25%, 10/1/26	810	833,960
Prerefunded to 10/1/21, 5.25%, 10/1/27	850	875,143
Prerefunded to 10/1/21, 5.25%, 10/1/28	895	921,474

		$7,168,693

General Obligations — 43.7%
Alameda City Unified School District, CA, (Election of 2014), 5.00%, 8/1/42(2)	$3,325	$4,053,574
Brisbane School District, CA, (Election of 2020), 3.00%, 8/1/49	1,135	1,190,819
California, 4.00%, 3/1/46(2)	2,000	2,309,580

Security	Principal Amount (000’s omitted)	Value
Franklin-McKinley School District, CA, (Election of 2020), 4.00%, 8/1/44	$750	$848,873
Illinois, 5.00%, 2/1/39	2,000	2,130,160
La Canada Unified School District, CA, (Election of 2017), 5.00%, 8/1/47(2)	6,750	8,226,292
Long Beach Unified School District, CA, (Election of 2008), 5.00%, 8/1/41(2)	3,500	4,161,570
Oxnard Union High School District, CA, (Election of 2018), 5.00%, 8/1/42(2)	6,000	7,134,120
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/40	3,180	3,190,112
Robla School District, CA, (Election of 2014), 3.00%, 8/1/53	1,000	1,050,130
San Diego Unified School District, CA, (Election of 2012), 5.00%, 7/1/47(2)	6,000	7,275,240
Shoreline Unified School District, CA, (Election of 2018), 4.00%, 8/1/40	675	781,252
Vacaville Unified School District, CA, (Election of 2014), 4.00%, 8/1/45	2,450	2,801,698

		$45,153,420

Hospital — 23.9%
California Health Facilities Financing Authority, (City of Hope):
4.00%, 11/15/45(2)	$3,000	$3,387,900
5.00%, 11/15/32	635	679,977
5.00%, 11/15/35	910	972,772
California Health Facilities Financing Authority, (Kaiser Permanente), 4.00%, 11/1/44(2)	6,000	6,815,940
California Health Facilities Financing Authority, (St. Joseph Health System):
5.00%, 7/1/33	1,145	1,250,523
5.00%, 7/1/37	535	582,529
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46(2)	3,555	4,140,544
California Public Finance Authority, (Henry Mayo Newhall Hospital):
5.00%, 10/15/37	500	572,535
5.00%, 10/15/47	1,000	1,128,470
California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47(2)	3,750	4,443,338
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/48	600	698,412

		$24,672,940

Housing — 0.7%
California Department of Veterans Affairs, Home Purchase Revenue, 3.45%, 12/1/39	$705	$755,189

		$755,189

Insured-Escrowed/Prerefunded — 4.8%
Foothill/Eastern Transportation Corridor Agency, CA, (AGC), (AGM), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$4,935,932

		$4,935,932

Insured-General Obligations — 6.4%
Coalinga-Huron Recreation and Park District, CA, (Election of 2016):
(BAM), 3.00%, 8/1/50	$250	$256,450
(BAM), 4.00%, 8/1/53	1,025	1,119,618
McFarland Unified School District, CA, (Election of 2020), (BAM), 3.00%, 11/1/49	250	256,763
Menifee Union School District, CA, (AGM), 3.00%, 8/1/45	500	526,270
Sweetwater Union High School District, CA, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	4,485,746

		$6,644,847

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 7.7%
Alameda Corridor Transportation Authority, CA:
(AMBAC), 0.00%, 10/1/29	$5,000	$4,320,900
(NPFG), 0.00%, 10/1/31	4,500	3,672,360

		$7,993,260

Lease Revenue/Certificates of Participation — 1.0%
California Public Works Board, 5.00%, 11/1/38	$915	$1,019,740

		$1,019,740

Senior Living/Life Care — 0.9%
ABAG Finance Authority for Nonprofit Corporations, CA, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$293,759
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	535	587,847

		$881,606

Special Tax Revenue — 5.0%
Aliso Viejo Community Facilities District No. 2005-01, CA, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$495	$549,301
Los Angeles County Community Facilities District No. 3, CA, (Valencia/Newhall Area):
5.00%, 9/1/23	480	491,616
5.00%, 9/1/24	240	245,772
5.00%, 9/1/25	335	343,020
5.00%, 9/1/26	240	245,710
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/42(2)	2,100	2,553,369
South Orange County Public Financing Authority, CA, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	725	754,138

		$5,182,926

Transportation — 4.9%
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	$3,000	$3,541,320
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	750	902,400
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	500	564,530

		$5,008,250

Water and Sewer — 14.7%
Rancho California Water District Financing Authority, Prerefunded to 8/15/26, 5.00%, 8/1/46(2)	$5,250	$6,493,725
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, Prerefunded to 11/1/24, 5.00%, 11/1/45(2)	6,000	7,005,240
San Mateo, CA, Sewer Revenue, 5.00%, 8/1/36	1,700	1,731,654

		$15,230,619

Total Tax-Exempt Municipal Obligations — 137.2% (identified cost $128,497,673)		$141,735,512

Taxable Municipal Obligations — 13.7%

Security	Principal Amount (000’s omitted)	Value
Education — 5.3%
California Educational Facilities Authority, CA, (Loyola Marymount University), 4.842%, 10/1/48	$3,000	$3,312,150
California State University, 3.065%, 11/1/42	1,135	1,168,233
University of California, 3.071%, 5/15/51(3)	1,000	1,007,900

		$5,488,283

Hospital — 5.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,500	$2,794,275
California Statewide Communities Development Authority, (Marin General Hospital), 4.821%, 8/1/45	2,500	2,653,125

		$5,447,400

Insured-General Obligations — 1.0%
Sanger Unified School District, CA, (BAM), 2.734%, 8/1/42(3)	$1,000	$1,008,950

		$1,008,950

Lease Revenue/Certificates of Participation — 1.2%
Downey, CA, Pension Obligation Bonds, 2.995%, 6/1/44	$1,200	$1,202,748

		$1,202,748

Transportation — 0.9%
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
2.063%, 5/15/34	$500	$488,830
2.163%, 5/15/35	500	487,685

		$976,515

Total Taxable Municipal Obligations — 13.7% (identified cost $13,388,232)		$14,123,896

Total Investments — 152.1% (identified cost $142,925,905)		$157,107,845

Other Assets, Less Liabilities — (52.1)%		$(53,787,147)

Net Assets — 100.0%		$103,320,698

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2021, 13.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 6.3% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2021, the aggregate value of these securities is $1,248,437 or 1.2% of the Trust’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	When-issued security.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guarantee Corp.

The Trust did not have any open derivative instruments at February 28, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2021, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$1,248,437	$—	$1,248,437
Tax-Exempt Municipal Obligations	—	141,735,512	—	141,735,512
Taxable Municipal Obligations	—	14,123,896	—	14,123,896
Total Investments	$—	$157,107,845	$—	$157,107,845

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.